Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Deferred and refundable income taxes	$ 979	$ 1,044	$ 579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
Total deferred tax assets	2,842	3,049	2,916
Deferred tax liabilities
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes-net	$ 2,292	$ 2,421	$ 2,767